Consolidated Statements of Changes in Equity - ZAR (R) R in Thousands		Share capital	Common control reserve		Foreign currency translation	Retained earnings	Total attributable to owner of the parent	Non- controlling interest		Capital reserve	Treasury shares	Total
Balance at Feb. 28, 2021		R 2,739,629	R (2,709,236)	[1]	R 9,705	R 815,215	R 855,313	R 427,133				R 1,282,446
Profit for the year				[1]		449,953	449,953	26,654				476,607
Other comprehensive income				[1]	19,071		19,071	(1,116)				17,955
Total comprehensive income for the year				[1]	19,071	449,953	469,024	25,538				494,562
Issuance of share capital		4,452,423		[1]			4,452,423					4,452,423
IPO costs off set against share capital		(49,199)		[1]			(49,199)					(49,199)
Dividends				[1]				(6,726)	[2]			(6,726)
Derivative – put option	[3]			[1]		15,305	15,305					15,305
Total contribution by and distributions to owner		4,403,224		[1]		15,305	4,418,529	(6,726)				4,411,803
Reclassification	[1]					(3,950)	(3,950)	3,950
Total transactions with owner		4,403,224		[1]		11,355	4,414,579	(2,776)				4,411,803
Acquiring interest in subsidiaries without change in control	[4]						(3,587,640)	(426,990)		(3,587,640)		(4,014,630)
Total changes in ownership interest in subsidiaries							(3,587,640)	(426,990)		(3,587,640)		(4,014,630)
Balance at Feb. 28, 2022		7,142,853	(2,709,236)	[1]	28,776	1,276,523	2,151,276	22,905		(3,587,640)		2,174,181
Profit for the year				[1]		597,153	597,153	11,653				608,806
Other comprehensive income				[1]	216,333		216,333	4,138				220,471
Total comprehensive income for the year				[1]	216,333	597,153	813,486	15,791				829,277
Dividends				[1]		(293,562)	(293,562)	(8,518)	[5]			(302,080)
Derivative – put option	[3]			[1]		(15,305)	(15,305)					(15,305)
Total transactions with owner				[1]		(308,867)	(308,867)	(8,518)				(317,385)
Disposal of interest in subsidiaries without change in control							5,072	730		5,072		5,802
Total changes in ownership interest in subsidiaries							5,072	730		5,072		5,802
Balance at Feb. 28, 2023		7,142,853	(2,709,236)	[1]	245,109	1,564,809	2,660,967	30,908		(3,582,568)		2,691,875
Profit for the year						738,191	738,191	15,965				754,156
Other comprehensive income				[1]	85,703		85,703	2,929				88,632
Total comprehensive income for the year				[1]	85,703	738,191	823,894	18,894				842,788
Purchase of treasury shares							(23,816)				R (23,816)	(23,816)
Dividends				[1]		(499,518)	(499,518)	(9,782)	[6]			(509,300)
Total transactions with owner						(499,518)	(523,334)	(9,782)			(23,816)	(533,116)
Acquisition of new subsidiary								915				915
Total changes in ownership interest in subsidiaries				[1]				915				915
Balance at Feb. 29, 2024		R 7,142,853	R (2,709,236)	[1]	R 330,812	R 1,803,482	R 2,961,527	R 40,935		R (3,582,568)	R (23,816)	R 3,002,462

[1]	In November 2014, a change in interest in Cartrack from 88.3% to 68.0% was not accounted for retained earnings transfer to non-controlling interest (“NCI”). During the financial years ended February 28, 2021 and 2022, the Group corrected the error prospectively as the impact to comparatives is not material. On April 21, 2021, when Karooooo acquired the minority interest and took control of 100% interest in Cartrack, all NCI relating to the Karooooo minority interest was transferred back to capital reserve.
[2]	Dividends declared during the financial year ended February 28, 2022 amounting to ZAR 4.20 per ordinary share and remains payable by a subsidiary to NCI.
[3]	Relates to the put option agreement entered with ultimate controlling shareholder to grant the Group the right to sell all its interest in Karooooo Logistics. The put option expired on August 31, 2022. As this is a transaction with owner, the fair value and subsequent changes fair value of the put option is recognized directly against retained earnings.
[4]	During the financial year ended February 28, 2022, the Group changed the accounting policy voluntarily and accounted for the acquisition of NCI of Cartrack as a separate reserve, “capital reserve” instead of retained earnings. This is to provide transparency to the users since the reinvestment offer is a significant event (see Note 1). The change in accounting policy was corrected prospectively as the impact to the prior period is not material. Subsequent acquisition of interest in subsidiaries without change in control is accounted for under capital reserve.
[5]	Dividends declared by a subsidiary during the financial year ended February 28, 2023 amounting to ZAR 5.32 per ordinary share remains payable by a subsidiary to NCI.
[6]	Dividends declared by a subsidiary during the financial year ended February 29, 2024 amounting to ZAR 6.11 per ordinary share remains payable by a subsidiary to NCI.